Segment Information Financial Information by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income (expense)	$ 124,984		$ 112,910	$ 240,607		$ 226,603		$ 452,310		$ 465,340		$ 277,383
Total net revenue	199,107		165,843	387,923		345,389		685,413		823,147		509,481
Depreciation and amortization	9,287		5,185	18,091		9,643		24,155		14,888		9,216
Income before income taxes	17,567		35,128	36,207		51,404		81,514		249,873		88,390
Total assets	15,040,824		12,520,174	15,040,824		12,520,174		13,041,678		12,007,886		8,060,179
Tygris Indemnification Asset, Write Offs				8,680				8,680		22,023		0
Banking And Wealth Management
Segment Reporting Information [Line Items]
Net interest income (expense)	114,801		105,107	221,346		211,032		419,415		434,811		253,352
Total net revenue	140,406		120,835	272,179		242,666		504,760	[1]	497,197		286,171
Intersegment revenue	(2,277)		(1,805)	(4,901)		(4,061)		(9,248)		(603)		9,383
Depreciation and amortization	7,080		3,104	13,470		5,662		15,923		7,945		2,661
Income before income taxes	59,819		66,386	121,652		111,251	[2]	241,146	[1]	233,521		85,300
Total assets	13,327,046		11,140,910	13,327,046		11,140,910		11,658,702	[1]	10,117,289	[3]	6,522,869
Mortgage Banking
Segment Reporting Information [Line Items]
Net interest income (expense)	11,790		9,487	22,286		18,909		39,536		38,298		32,708
Total net revenue	60,314	[4]	46,691	118,683	[4]	101,351		182,571	[1]	259,740		231,860
Intersegment revenue	2,277		1,805	4,901		4,061		9,248		603		(9,383)
Depreciation and amortization	409		540	996		1,098		2,063		2,272		2,526
Income before income taxes	(7,872)	[4]	(2,035)	(22,394)	[4]	(2,388)		(38,765)	[1]	32,313		77,065
Total assets	1,902,152		1,482,997	1,902,152		1,482,997		1,557,421		1,957,897		1,543,370
Corporate Services
Segment Reporting Information [Line Items]
Net interest income (expense)	(1,607)		(1,684)	(3,025)		(3,338)		(6,641)		(7,769)		(8,677)
Total net revenue	(1,613)		(1,683)	(2,939)		1,372		(1,918)		66,210	[3]	(8,550)
Depreciation and amortization	1,798		1,541	3,625		2,883		6,169		4,671		4,029
Income before income taxes	(34,380)		(29,223)	(63,051)		(57,459)		(120,867)		(15,961)	[3]	(73,975)
Total assets	124,406		130,615	124,406		130,615		99,886		49,325		24,148
Eliminations
Segment Reporting Information [Line Items]
Net interest income (expense)
Total net revenue
Intersegment revenue
Depreciation and amortization
Income before income taxes
Total assets	$ (312,780)		$ (234,348)	$ (312,780)		$ (234,348)		$ (274,331)		$ (116,625)		$ (30,208)

[1]	Segment earnings in the Mortgage Banking segment included a $39,455 charge for MSR impairment. Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.
[2]	Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset for the six months ended June 30, 2011
[3]	Segment earnings in the Corporate Services segment included a $68,056 bargain purchase gain from the acquisition of TCFG. Segment earnings in the Banking and Wealth Management segment included a $22,023 write down of the Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.
[4]	Segment earnings in the Mortgage Banking segment included a $30,135 charge for MSR impairment for the three months ended June 30, 2012 and a $45,279 charge for MSR impairment for the six months ended June 30, 2012